American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Conservative Fund
October 31, 2024

Strategic Allocation: Conservative - Schedule of Investments
OCTOBER 31, 2024 (UNAUDITED)

	Shares/Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 38.1%
American Century Diversified Corporate Bond ETF	389,060	18,188,555
American Century Focused Dynamic Growth ETF(2)	55,085	5,135,574
American Century Focused Large Cap Value ETF	73,352	5,064,956
American Century Multisector Income ETF	377,777	16,474,855
American Century Quality Diversified International ETF	154,281	7,652,337
American Century Short Duration Strategic Income ETF	31,790	1,631,549
American Century U.S. Quality Growth ETF	147,483	13,481,421
American Century U.S. Quality Value ETF	254,143	15,426,861
Avantis International Equity ETF(3)	105,284	6,712,908
Avantis International Small Cap Value ETF	22,108	1,481,678
Avantis U.S. Equity ETF	135,373	12,802,225
Avantis U.S. Small Cap Value ETF	23,689	2,244,533
TOTAL AFFILIATED FUNDS (Cost $81,554,572)		106,297,452
U.S. TREASURY SECURITIES — 19.1%
U.S. Treasury Bonds, 2.375%, 2/15/42	2,500,000	1,842,725
U.S. Treasury Bonds, 3.00%, 5/15/42	430,000	349,173
U.S. Treasury Bonds, 4.75%, 11/15/43	50,000	51,191
U.S. Treasury Bonds, 2.50%, 2/15/45	1,700,000	1,224,598
U.S. Treasury Bonds, 3.00%, 5/15/45	600,000	471,141
U.S. Treasury Bonds, 3.00%, 11/15/45	850,000	665,258
U.S. Treasury Bonds, 1.875%, 2/15/51	1,000,000	589,473
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/25	83,502	83,229
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/27	468,297	473,230
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42	696,575	560,040
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	684,605	528,323
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	3,676,255	2,814,657
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47	652,040	500,675
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51	846,384	502,048
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27	260,636	252,171
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27	3,645,821	3,491,057
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	4,466,700	4,284,813
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	3,116,750	2,999,156
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30	7,341,240	6,728,752
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32	2,310,987	2,039,149
U.S. Treasury Notes, 4.625%, 2/28/26	12,600,000	12,658,078
U.S. Treasury Notes, 2.25%, 8/15/27	300,000	285,223
U.S. Treasury Notes, 3.50%, 4/30/30	1,100,000	1,063,477
U.S. Treasury Notes, 0.625%, 5/15/30	1,250,000	1,031,787
U.S. Treasury Notes, 4.375%, 11/30/30	6,840,000	6,901,453
U.S. Treasury Notes, 1.875%, 2/15/32(4)	1,200,000	1,023,258
TOTAL U.S. TREASURY SECURITIES (Cost $58,652,867)		53,414,135
COMMON STOCKS — 17.9%
Aerospace and Defense — 0.2%
AAR Corp.(2)	279	16,377
Bombardier, Inc., Class B(2)	223	16,404
CAE, Inc.(2)	992	17,455
Curtiss-Wright Corp.	399	137,639
HEICO Corp.	375	91,856

Hexcel Corp.	367	21,539
Huntington Ingalls Industries, Inc.	334	61,777
L3Harris Technologies, Inc.	337	83,397
Lockheed Martin Corp.	83	45,322
Saab AB, Class B(3)	205	4,211
		495,977
Air Freight and Logistics — 0.1%
Cargojet, Inc.(3)	98	9,579
FedEx Corp.	188	51,484
GXO Logistics, Inc.(2)	397	23,744
InPost SA(2)	881	17,186
United Parcel Service, Inc., Class B	446	59,791
		161,784
Automobile Components — 0.1%
Aptiv PLC(2)	1,523	86,552
BorgWarner, Inc.	1,728	58,113
Continental AG	1,288	80,385
Hyundai Mobis Co. Ltd.	568	102,088
Linamar Corp.	1,264	51,718
		378,856
Automobiles — 0.2%
Bayerische Motoren Werke AG	1,074	84,670
Ferrari NV	224	106,931
Kia Corp.	755	49,927
Mercedes-Benz Group AG	1,504	91,369
Stellantis NV	1,618	22,171
Tesla, Inc.(2)	471	117,679
Volvo Car AB, Class B(2)	15,694	33,910
Winnebago Industries, Inc.	197	11,040
		517,697
Banks — 0.7%
Bancorp, Inc.(2)	321	16,133
Bank Central Asia Tbk. PT	227,500	148,325
Bank of America Corp.	2,879	120,400
Bankinter SA(3)	953	7,775
Barclays PLC	72,352	221,795
BNP Paribas SA	519	35,445
BPER Banca SpA(3)	2,496	15,197
Commerce Bancshares, Inc.	2,093	130,813
First Hawaiian, Inc.	2,315	57,273
Fukuoka Financial Group, Inc.	800	18,249
ING Groep NV, Series N	5,095	86,464
JPMorgan Chase & Co.	903	200,394
Mebuki Financial Group, Inc.	5,000	18,702
NU Holdings Ltd., Class A(2)	14,258	215,153
PNC Financial Services Group, Inc.	227	42,737
Regions Financial Corp.	4,524	107,988
Triumph Financial, Inc.(2)	209	18,469
Truist Financial Corp.	3,810	164,021
U.S. Bancorp	3,692	178,361
Westamerica Bancorporation	1,094	56,363
		1,860,057
Beverages — 0.2%
Ambev SA	14,400	31,386
Celsius Holdings, Inc.(2)	485	14,589

Davide Campari-Milano NV	7,360	49,413
Heineken NV(3)	961	78,818
Lifedrink Co., Inc.	300	3,464
PepsiCo, Inc.	849	141,002
Pernod Ricard SA(3)	848	105,804
Royal Unibrew AS	193	14,520
		438,996
Biotechnology — 0.4%
AbbVie, Inc.	787	160,446
ADMA Biologics, Inc.(2)	1,207	19,686
Alkermes PLC(2)	442	11,359
Alnylam Pharmaceuticals, Inc.(2)	390	103,970
Amgen, Inc.	180	57,629
Amicus Therapeutics, Inc.(2)	5,248	59,932
Arcutis Biotherapeutics, Inc.(2)	731	6,075
Argenx SE, ADR(2)	105	61,562
Biohaven Ltd.(2)	253	12,589
BioMarin Pharmaceutical, Inc.(2)	784	51,658
Blueprint Medicines Corp.(2)	168	14,702
Bridgebio Pharma, Inc.(2)	436	10,207
Celldex Therapeutics, Inc.(2)	210	5,473
Centessa Pharmaceuticals PLC, ADR(2)(3)	557	8,377
Crinetics Pharmaceuticals, Inc.(2)	193	10,800
CSL Ltd.	538	101,012
Cytokinetics, Inc.(2)	160	8,160
Halozyme Therapeutics, Inc.(2)	340	17,194
Insmed, Inc.(2)	339	22,808
Keros Therapeutics, Inc.(2)	149	8,648
Madrigal Pharmaceuticals, Inc.(2)	53	13,745
Mineralys Therapeutics, Inc.(2)	442	5,914
Natera, Inc.(2)	1,225	148,176
PeptiDream, Inc.(2)	800	14,685
REVOLUTION Medicines, Inc.(2)	266	14,231
Telix Pharmaceuticals Ltd.(2)(3)	1,075	14,689
Twist Bioscience Corp.(2)	337	13,601
Vaxcyte, Inc.(2)	242	25,737
Vera Therapeutics, Inc.(2)	196	7,914
Vertex Pharmaceuticals, Inc.(2)	103	49,026
Viking Therapeutics, Inc.(2)	132	9,575
		1,069,580
Broadline Retail — 0.2%
Alibaba Group Holding Ltd.	7,500	91,742
Amazon.com, Inc.(2)	2,277	424,433
Isetan Mitsukoshi Holdings Ltd.	400	5,952
Mercari, Inc.(2)(3)	200	2,798
Ollie's Bargain Outlet Holdings, Inc.(2)	144	13,223
Pan Pacific International Holdings Corp.	1,200	29,770
Ryohin Keikaku Co. Ltd.	600	9,819
		577,737
Building Products — 0.2%
AZEK Co., Inc.(2)	1,670	73,480
Fortune Brands Innovations, Inc.	332	27,666
Hayward Holdings, Inc.(2)	2,240	36,423
JELD-WEN Holding, Inc.(2)	1,332	18,861
Johnson Controls International PLC	2,189	165,379

Lennox International, Inc.	190	114,488
Munters Group AB	477	7,727
Reliance Worldwide Corp. Ltd.	5,603	19,077
Sanwa Holdings Corp.	500	12,667
		475,768
Capital Markets — 0.8%
AllianceBernstein Holding LP	1,201	44,497
Ameriprise Financial, Inc.	172	87,772
ARES Management Corp., Class A	1,243	208,426
Bank of New York Mellon Corp.	2,262	170,464
Blackrock, Inc.	102	100,065
Bolsa Mexicana de Valores SAB de CV	18,517	30,261
Coinbase Global, Inc., Class A(2)	475	85,144
Donnelley Financial Solutions, Inc.(2)	410	23,919
GQG Partners, Inc.	7,311	13,271
Hamilton Lane, Inc., Class A	173	31,078
Hong Kong Exchanges & Clearing Ltd.	2,400	96,097
Integral Corp.	300	7,609
Intercontinental Exchange, Inc.	377	58,763
Intermediate Capital Group PLC	719	19,100
KKR & Co., Inc.	193	26,680
London Stock Exchange Group PLC	1,437	194,765
LPL Financial Holdings, Inc.	590	166,486
Morgan Stanley	1,528	177,630
MSCI, Inc.	362	206,774
Northern Trust Corp.	2,248	225,969
S&P Global, Inc.	286	137,383
St. James's Place PLC	719	7,543
Swissquote Group Holding SA	49	16,668
T. Rowe Price Group, Inc.	1,143	125,570
TPG, Inc.	1,637	110,792
		2,372,726
Chemicals — 0.3%
Air Liquide SA	754	135,193
Akzo Nobel NV(3)	1,293	82,511
Arkema SA	708	62,390
Aspen Aerogels, Inc.(2)	445	7,939
Avient Corp.	1,399	65,207
DSM-Firmenich AG	924	109,571
Ecolab, Inc.	348	85,514
Element Solutions, Inc.	5,293	143,440
Linde PLC	298	135,933
PPG Industries, Inc.	305	37,976
Shin-Etsu Chemical Co. Ltd.	2,300	84,281
Solvay SA	277	11,270
Tokyo Ohka Kogyo Co. Ltd.(3)	700	16,110
		977,335
Commercial Services and Supplies — 0.1%
ABM Industries, Inc.	707	37,513
Casella Waste Systems, Inc., Class A(2)	274	26,819
Clean Harbors, Inc.(2)	106	24,514
Daiei Kankyo Co. Ltd.	900	18,563
Element Fleet Management Corp.	573	11,725
Elis SA	341	7,757
Republic Services, Inc.	975	193,050

SPIE SA	346	12,523
UniFirst Corp.	80	14,385
		346,849
Communications Equipment — 0.1%
Arista Networks, Inc.(2)	315	121,729
Extreme Networks, Inc.(2)	1,071	15,990
F5, Inc.(2)	464	108,520
Juniper Networks, Inc.	915	35,593
Motorola Solutions, Inc.	217	97,509
		379,341
Construction and Engineering — 0.1%
AtkinsRealis Group, Inc.(3)	410	19,729
Construction Partners, Inc., Class A(2)	284	22,359
Eiffage SA	1,138	105,918
Fugro NV	765	17,590
Kinden Corp.	900	18,654
MYR Group, Inc.(2)	180	23,580
Ventia Services Group Pty. Ltd.	6,578	19,756
Vinci SA	1,092	122,326
		349,912
Construction Materials — 0.1%
CRH PLC	1,137	108,504
James Hardie Industries PLC(2)	1,192	38,017
Knife River Corp.(2)	83	8,077
Summit Materials, Inc., Class A(2)	425	20,149
Vulcan Materials Co.	244	66,839
		241,586
Consumer Finance — 0.0%
American Express Co.	328	88,586
Zip Co. Ltd.(2)	5,503	10,728
		99,314
Consumer Staples Distribution & Retail — 0.2%
BGF retail Co. Ltd.	479	40,078
Casey's General Stores, Inc.	94	37,038
Costco Wholesale Corp.	118	103,153
Dollar Tree, Inc.(2)	1,220	78,861
Grocery Outlet Holding Corp.(2)	330	4,719
Koninklijke Ahold Delhaize NV(3)	5,106	168,489
Marks & Spencer Group PLC	4,043	19,616
PriceSmart, Inc.	231	19,192
Redcare Pharmacy NV(2)	89	13,630
Sysco Corp.	1,282	96,086
Target Corp.	656	98,426
		679,288
Containers and Packaging — 0.2%
Ball Corp.	977	57,887
Graphic Packaging Holding Co.	5,282	149,270
Packaging Corp. of America	365	83,563
Smurfit WestRock PLC	1,032	53,148
Verallia SA	4,531	130,669
		474,537
Distributors — 0.1%
D'ieteren Group(3)	38	8,227
LKQ Corp.	1,380	50,770

Pool Corp.	413	149,357
		208,354
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(2)	705	94,096
Duolingo, Inc.(2)	476	139,454
Stride, Inc.(2)	281	26,212
		259,762
Diversified REITs — 0.1%
British Land Co. PLC	20,766	106,861
Essential Properties Realty Trust, Inc.	3,916	124,098
Stockland	8,365	28,287
		259,246
Diversified Telecommunication Services — 0.1%
BCE, Inc.(3)	2,317	74,701
Cellnex Telecom SA(3)	1,036	38,048
Gamma Communications PLC	541	11,053
Orange SA	12,161	133,597
Verizon Communications, Inc.	2,650	111,644
		369,043
Electric Utilities — 0.4%
Duke Energy Corp.	503	57,981
Edison International	2,267	186,801
Evergy, Inc.	2,316	139,979
Eversource Energy	2,326	153,167
Iberdrola SA	7,590	112,746
NextEra Energy, Inc.	2,611	206,922
Xcel Energy, Inc.	2,323	155,199
		1,012,795
Electrical Equipment — 0.3%
AMETEK, Inc.	307	56,285
Atkore, Inc.	236	20,239
Eaton Corp. PLC	364	120,695
Emerson Electric Co.	1,721	186,333
Furukawa Electric Co. Ltd.	200	4,919
Hubbell, Inc.	133	56,795
Nexans SA	120	16,704
Nordex SE(2)	935	13,324
Regal Rexnord Corp.	555	92,430
Schneider Electric SE	667	172,786
Signify NV	2,530	61,946
Vertiv Holdings Co., Class A	1,152	125,902
		928,358
Electronic Equipment, Instruments and Components — 0.1%
CDW Corp.	882	166,019
Cognex Corp.	225	9,052
Keyence Corp.	200	90,283
Littelfuse, Inc.	88	21,527
Mirion Technologies, Inc., Class A(2)	1,208	17,878
TE Connectivity PLC	580	85,503
Yokogawa Electric Corp.	400	8,869
		399,131
Energy Equipment and Services — 0.1%
Baker Hughes Co.	3,481	132,556
DOF Group ASA(2)	1,115	8,903
Expro Group Holdings NV(2)	986	12,572

Schlumberger NV	3,168	126,942
Subsea 7 SA	958	14,724
TechnipFMC PLC	177	4,724
Transocean Ltd.(2)(3)	5,544	24,061
		324,482
Entertainment — 0.1%
CTS Eventim AG & Co. KGaA	127	13,337
Liberty Media Corp.-Liberty Formula One, Class C(2)	255	20,359
Spotify Technology SA(2)	243	93,579
Walt Disney Co.	484	46,561
		173,836
Financial Services — 0.3%
Adyen NV(2)	65	99,298
Block, Inc.(2)	585	42,307
Corpay, Inc.(2)	554	182,665
Edenred SE	1,565	50,616
Infratil Ltd.	1,453	10,989
Mastercard, Inc., Class A	414	206,830
Payoneer Global, Inc.(2)	2,021	17,421
Shift4 Payments, Inc., Class A(2)(3)	211	19,083
Visa, Inc., Class A	241	69,854
Worldline SA(2)	1,894	13,425
		712,488
Food Products — 0.2%
AAK AB	593	17,023
Conagra Brands, Inc.	6,873	198,905
General Mills, Inc.	1,939	131,891
Mondelez International, Inc., Class A	1,272	87,106
Morinaga & Co. Ltd.	400	7,482
Nomad Foods Ltd.	1,618	28,396
		470,803
Gas Utilities — 0.1%
Brookfield Infrastructure Corp., Class A	374	15,364
Nippon Gas Co. Ltd.	300	4,100
ONE Gas, Inc.	1,768	126,006
Spire, Inc.	1,719	109,775
		255,245
Ground Transportation — 0.3%
Canadian Pacific Kansas City Ltd.	1,582	122,040
CSX Corp.	2,735	92,006
Knight-Swift Transportation Holdings, Inc.	435	22,655
Kyushu Railway Co.	600	15,786
Norfolk Southern Corp.	903	226,138
Saia, Inc.(2)	48	23,453
Schneider National, Inc., Class B	603	17,053
Uber Technologies, Inc.(2)	1,002	72,194
Union Pacific Corp.	429	99,558
XPO, Inc.(2)	1,146	149,588
		840,471
Health Care Equipment and Supplies — 0.6%
Alphatec Holdings, Inc.(2)	1,777	13,949
Becton Dickinson & Co.	641	149,731
DENTSPLY SIRONA, Inc.	2,893	67,031
Dexcom, Inc.(2)	1,972	138,987
Envista Holdings Corp.(2)	4,019	84,278

GE HealthCare Technologies, Inc.	1,874	163,694
Hologic, Inc.(2)	941	76,099
IDEXX Laboratories, Inc.(2)	292	118,821
Inari Medical, Inc.(2)	464	22,458
Insulet Corp.(2)	438	101,410
Integer Holdings Corp.(2)	166	20,625
Intuitive Surgical, Inc.(2)	178	89,684
Lantheus Holdings, Inc.(2)	190	20,870
Medtronic PLC	990	88,357
Neogen Corp.(2)	844	12,052
SI-BONE, Inc.(2)	1,022	14,104
Terumo Corp.	6,800	129,508
Ypsomed Holding AG	28	12,419
Zimmer Biomet Holdings, Inc.	3,138	335,515
		1,659,592
Health Care Providers and Services — 0.6%
Acadia Healthcare Co., Inc.(2)	221	9,435
Cardinal Health, Inc.	1,373	148,998
Cencora, Inc.	792	180,639
Centene Corp.(2)	1,379	85,857
Chartwell Retirement Residences	10,367	116,525
Cigna Group	328	103,258
Encompass Health Corp.	190	18,897
HealthEquity, Inc.(2)	249	21,227
Henry Schein, Inc.(2)	3,184	223,612
Labcorp Holdings, Inc.	665	151,800
NeoGenomics, Inc.(2)	1,265	17,191
Option Care Health, Inc.(2)	522	12,027
Pediatrix Medical Group, Inc.(2)	619	7,626
Quest Diagnostics, Inc.	1,090	168,765
Surgery Partners, Inc.(2)	433	12,470
Talkspace, Inc.(2)	4,795	15,008
UnitedHealth Group, Inc.	428	241,606
Universal Health Services, Inc., Class B	322	65,788
		1,600,729
Health Care REITs — 0.4%
Aedifica SA	214	13,815
American Healthcare REIT, Inc.	4,831	128,505
CareTrust REIT, Inc.	4,169	136,201
Healthpeak Properties, Inc.	3,562	79,967
Ventas, Inc.	4,611	301,974
Welltower, Inc.	2,936	396,008
		1,056,470
Health Care Technology — 0.0%
Evolent Health, Inc., Class A(2)	545	12,726
GoodRx Holdings, Inc., Class A(2)	1,354	8,286
Pro Medicus Ltd.	75	9,501
Veeva Systems, Inc., Class A(2)	388	81,026
Waystar Holding Corp.(2)	456	13,010
		124,549
Hotel & Resort REITs — 0.0%
Ryman Hospitality Properties, Inc.	353	37,789
Hotels, Restaurants and Leisure — 0.4%
Airbnb, Inc., Class A(2)	656	88,422
Chipotle Mexican Grill, Inc.(2)	3,366	187,722

Darden Restaurants, Inc.	341	54,567
DoorDash, Inc., Class A(2)	737	115,488
GENDA, Inc.(2)(3)	700	12,221
Greggs PLC	410	14,536
Guzman y Gomez Ltd.(2)	299	7,373
Hilton Worldwide Holdings, Inc.	1,435	337,010
Life Time Group Holdings, Inc.(2)	626	13,947
MakeMyTrip Ltd.(2)	985	99,968
Planet Fitness, Inc., Class A(2)	193	15,154
Round One Corp.	1,400	8,861
Trip.com Group Ltd., ADR(2)	1,403	90,353
		1,045,622
Household Durables — 0.1%
Barratt Redrow PLC	7,786	44,860
Bellway PLC	568	20,743
Breville Group Ltd.(3)	203	4,219
Champion Homes, Inc.(2)	223	19,675
Mohawk Industries, Inc.(2)	554	74,386
Taylor Wimpey PLC	70,595	133,473
TopBuild Corp.(2)	133	46,999
		344,355
Household Products — 0.3%
Church & Dwight Co., Inc.	1,821	181,936
Colgate-Palmolive Co.	348	32,611
Henkel AG & Co. KGaA, Preference Shares	837	72,478
Kimberly-Clark Corp.	1,108	148,672
Procter & Gamble Co.	606	100,099
Reckitt Benckiser Group PLC	3,564	216,207
		752,003
Independent Power and Renewable Electricity Producers — 0.1%
Talen Energy Corp.(2)	165	29,924
Vistra Corp.	1,486	185,691
		215,615
Industrial Conglomerates — 0.1%
Hitachi Ltd.	5,800	145,724
Honeywell International, Inc.	411	84,535
LG Corp.	1,050	57,378
		287,637
Industrial REITs — 0.3%
EastGroup Properties, Inc.	473	81,015
Goodman Group	8,388	200,301
Mapletree Industrial Trust	15,200	27,447
Prologis, Inc.	4,373	493,887
Segro PLC	4,173	42,282
Tritax Big Box REIT PLC	6,749	12,252
		857,184
Insurance — 0.5%
Aflac, Inc.	273	28,608
Allstate Corp.	932	173,837
Goosehead Insurance, Inc., Class A(2)	193	21,018
Hanover Insurance Group, Inc.	703	104,276
Kinsale Capital Group, Inc.	60	25,687
Marsh & McLennan Cos., Inc.	356	77,693
MetLife, Inc.	846	66,343
NN Group NV	2,196	107,807

Palomar Holdings, Inc.(2)	181	16,248
Progressive Corp.	375	91,061
Prudential Financial, Inc.	521	63,812
Prudential PLC	10,240	85,246
Reinsurance Group of America, Inc.	246	51,926
Ryan Specialty Holdings, Inc., Class A	1,507	99,266
Skyward Specialty Insurance Group, Inc.(2)	496	21,928
Tokio Marine Holdings, Inc.	2,000	72,032
Willis Towers Watson PLC	636	192,193
		1,298,981
Interactive Media and Services — 0.5%
Alphabet, Inc., Class A	3,034	519,148
Autohome, Inc., ADR	1,816	51,030
CAR Group Ltd.	546	13,448
Hemnet Group AB	384	12,103
Meta Platforms, Inc., Class A	557	316,142
Pinterest, Inc., Class A(2)	3,277	104,176
QuinStreet, Inc.(2)	988	20,748
Scout24 SE	135	11,662
Tencent Holdings Ltd.	4,600	239,854
		1,288,311
IT Services — 0.4%
Accenture PLC, Class A	275	94,826
Amdocs Ltd.	1,599	140,304
BIPROGY, Inc.	500	15,778
Cloudflare, Inc., Class A(2)	1,496	131,214
Cognizant Technology Solutions Corp., Class A	862	64,297
GDS Holdings Ltd., ADR(2)(3)	2,264	49,604
GDS Holdings Ltd., Class A(2)(3)	9,500	25,621
Globant SA(2)	60	12,593
Indra Sistemas SA(3)	432	7,616
International Business Machines Corp.	452	93,437
MongoDB, Inc.(2)	422	114,109
NEC Corp.	1,200	102,108
NEXTDC Ltd.(2)	17,932	191,551
NTT Data Group Corp.	6,700	105,996
		1,149,054
Leisure Products — 0.0%
BRP, Inc.(3)	824	40,627
Brunswick Corp.	102	8,134
MIPS AB	233	11,428
Thule Group AB	378	12,653
Tomy Co. Ltd.	600	15,839
YETI Holdings, Inc.(2)	847	29,823
		118,504
Life Sciences Tools and Services — 0.3%
Agilent Technologies, Inc.	1,146	149,335
Avantor, Inc.(2)	2,076	46,440
Bio-Techne Corp.	549	40,489
Danaher Corp.	572	140,518
ICON PLC(2)	310	68,854
IQVIA Holdings, Inc.(2)	267	54,954
Lonza Group AG	162	99,683
Mettler-Toledo International, Inc.(2)	38	49,086

Thermo Fisher Scientific, Inc.	171	93,421
		742,780
Machinery — 0.4%
CNH Industrial NV	9,354	105,046
Crane Co.	405	63,699
Cummins, Inc.	481	158,239
Daimler Truck Holding AG	1,002	41,433
Deere & Co.	132	53,419
Dover Corp.	219	41,463
Fluidra SA(3)	492	13,298
Konecranes OYJ	290	20,020
Miura Co. Ltd.	400	9,340
Organo Corp.	200	9,345
Oshkosh Corp.	1,271	129,947
Parker-Hannifin Corp.	158	100,183
RBC Bearings, Inc.(2)	96	26,914
Techtronic Industries Co. Ltd.	7,500	108,491
Timken Co.	663	55,029
Weir Group PLC	2,618	70,503
Xylem, Inc.	869	105,827
		1,112,196
Media — 0.2%
CyberAgent, Inc.(3)	700	4,569
Fox Corp., Class B	781	30,428
Interpublic Group of Cos., Inc.	4,466	131,300
Omnicom Group, Inc.	240	24,240
Stroeer SE & Co. KGaA	200	11,867
Trade Desk, Inc., Class A(2)	1,943	233,568
WPP PLC	10,660	112,047
		548,019
Metals and Mining — 0.0%
Alamos Gold, Inc., Class A	1,234	24,931
ATI, Inc.(2)	300	15,813
Capstone Copper Corp.(2)(3)	2,378	16,447
Carpenter Technology Corp.	138	20,631
ERO Copper Corp.(2)	946	17,373
GMK Norilskiy Nickel PAO(5)	94,900	1
Hudbay Minerals, Inc.	626	5,615
Sandfire Resources Ltd.(2)(3)	2,902	19,640
		120,451
Multi-Utilities — 0.1%
Northwestern Energy Group, Inc.	3,177	169,842
WEC Energy Group, Inc.	1,099	104,988
		274,830
Office REITs — 0.1%
Nippon Building Fund, Inc.	61	52,323
SL Green Realty Corp.	252	19,054
Vornado Realty Trust	3,159	130,814
		202,191
Oil, Gas and Consumable Fuels — 0.4%
ConocoPhillips	1,320	144,593
Coterra Energy, Inc.	3,302	78,984
Eni SpA	1,367	20,824
Enterprise Products Partners LP	7,252	207,842
EOG Resources, Inc.	1,061	129,400

EQT Corp.	2,513	91,825
Gaztransport Et Technigaz SA	56	8,148
Kosmos Energy Ltd.(2)	6,007	22,586
Occidental Petroleum Corp.	1,921	96,261
Paladin Energy Ltd.(2)(3)	1,108	7,295
Parkland Corp.	2,101	48,890
Permian Resources Corp.	6,875	93,706
Repsol SA	1,597	19,992
Targa Resources Corp.	756	126,222
		1,096,568
Paper and Forest Products — 0.0%
Louisiana-Pacific Corp.	18	1,780
Stella-Jones, Inc.	248	14,994
		16,774
Passenger Airlines — 0.0%
Southwest Airlines Co.	4,490	137,304
Personal Care Products — 0.1%
BellRing Brands, Inc.(2)	221	14,548
elf Beauty, Inc.(2)	416	43,784
Haleon PLC	18,312	88,009
Interparfums, Inc.	145	17,555
Kenvue, Inc.	5,059	116,003
Unilever PLC	1,584	96,627
		376,526
Pharmaceuticals — 0.5%
ALK-Abello AS(2)	474	11,099
AstraZeneca PLC	659	93,771
Bristol-Myers Squibb Co.	526	29,335
Camurus AB(2)	153	8,604
Edgewise Therapeutics, Inc.(2)	451	15,140
Eli Lilly & Co.	173	143,545
GSK PLC	9,488	171,340
H Lundbeck AS	831	5,410
Hikma Pharmaceuticals PLC	2,073	49,648
Intra-Cellular Therapies, Inc.(2)	122	10,340
Longboard Pharmaceuticals, Inc.(2)	277	16,542
Merck & Co., Inc.	911	93,214
Novo Nordisk AS, Class B	2,807	314,847
Roche Holding AG	603	186,872
Sanofi SA	1,162	122,800
Sanofi SA, ADR	1,168	61,764
Santen Pharmaceutical Co. Ltd.	1,600	19,134
Verona Pharma PLC, ADR(2)(3)	438	14,861
Virbac SACA	20	7,601
Zoetis, Inc.	562	100,474
		1,476,341
Professional Services — 0.3%
Adecco Group AG	4,363	136,482
ALS Ltd.	1,615	14,909
Arcadis NV	194	13,433
BayCurrent, Inc.(3)	500	16,250
Equifax, Inc.	455	120,584
Experian PLC	1,298	63,350
FTI Consulting, Inc.(2)	53	10,339
Jacobs Solutions, Inc.	294	41,331

RELX PLC	2,814	129,049
Teleperformance SE	1,344	142,467
Verisk Analytics, Inc.	424	116,481
Verra Mobility Corp.(2)	594	15,426
		820,101
Real Estate Management and Development — 0.1%
CBRE Group, Inc., Class A(2)	426	55,793
Colliers International Group, Inc.	78	11,906
Colliers International Group, Inc. (Toronto)	53	8,102
CTP NV	2,547	42,607
FirstService Corp.	91	16,850
FirstService Corp. (Toronto)	152	28,143
Mitsui Fudosan Co. Ltd.	4,500	38,396
PSP Swiss Property AG	59	8,379
Redfin Corp.(2)	756	7,840
Savills PLC	780	10,811
TAG Immobilien AG(2)	452	7,514
Tokyo Tatemono Co. Ltd.	4,000	65,319
		301,660
Residential REITs — 0.3%
American Homes 4 Rent, Class A	2,201	77,563
AvalonBay Communities, Inc.	945	209,422
Boardwalk Real Estate Investment Trust	298	15,474
Camden Property Trust	738	85,453
Canadian Apartment Properties REIT	800	26,654
Equity Residential	1,895	133,351
Essex Property Trust, Inc.	337	95,661
Invitation Homes, Inc.	3,199	100,481
UNITE Group PLC	5,401	61,096
		805,155
Retail REITs — 0.5%
Agree Realty Corp.(3)	2,290	170,033
Charter Hall Retail REIT	7,257	16,066
Japan Metropolitan Fund Invest	38	23,323
Kite Realty Group Trust	4,668	119,828
Link REIT	14,720	68,587
Realty Income Corp.	2,806	166,592
Regency Centers Corp.	2,500	178,600
Scentre Group	39,215	89,907
Simon Property Group, Inc.	1,306	220,871
Unibail-Rodamco-Westfield	1,021	83,489
Urban Edge Properties	5,552	123,476
		1,260,772
Semiconductors and Semiconductor Equipment — 0.9%
Advanced Micro Devices, Inc.(2)	984	141,765
Analog Devices, Inc.	565	126,057
Applied Materials, Inc.	507	92,061
ASML Holding NV	242	162,898
Broadcom, Inc.	800	135,816
Camtek Ltd.	49	3,898
Credo Technology Group Holding Ltd.(2)	424	15,985
Enphase Energy, Inc.(2)	412	34,213
Impinj, Inc.(2)	69	13,109
Infineon Technologies AG	1,520	48,069
MACOM Technology Solutions Holdings, Inc.(2)	201	22,592

Marvell Technology, Inc.	811	64,969
Micronics Japan Co. Ltd.	200	4,983
Monolithic Power Systems, Inc.	187	141,989
Nova Ltd.(2)	42	7,783
NVIDIA Corp.	6,955	923,346
ON Semiconductor Corp.(2)	949	66,895
Onto Innovation, Inc.(2)	95	18,841
Rambus, Inc.(2)	400	19,128
Silicon Laboratories, Inc.(2)	146	15,164
SUMCO Corp.	17,500	167,325
Taiwan Semiconductor Manufacturing Co. Ltd.	9,000	282,235
Teradyne, Inc.	637	67,656
		2,576,777
Software — 1.1%
ACI Worldwide, Inc.(2)	331	16,285
Adobe, Inc.(2)	64	30,597
Agilysys, Inc.(2)	151	15,106
AppLovin Corp., Class A(2)	843	142,796
BlackLine, Inc.(2)	245	13,566
Bytes Technology Group PLC	885	5,154
Cadence Design Systems, Inc.(2)	636	175,612
Crowdstrike Holdings, Inc., Class A(2)	161	47,796
CyberArk Software Ltd.(2)	109	30,141
Datadog, Inc., Class A(2)	1,427	179,003
Descartes Systems Group, Inc.(2)	149	15,479
Dynatrace, Inc.(2)	512	27,546
Fair Isaac Corp.(2)	71	141,511
Guidewire Software, Inc.(2)	769	143,234
HubSpot, Inc.(2)	235	130,376
Klaviyo, Inc., Class A(2)	291	11,067
Manhattan Associates, Inc.(2)	567	149,325
Microsoft Corp.	2,373	964,268
Money Forward, Inc.(2)(3)	300	9,788
nCino, Inc.(2)	451	16,822
Open Text Corp.	979	29,363
Palantir Technologies, Inc., Class A(2)	6,511	270,597
Q2 Holdings, Inc.(2)	417	35,303
Salesforce, Inc.	231	67,306
SAP SE	858	200,330
ServiceNow, Inc.(2)	43	40,119
SPS Commerce, Inc.(2)	46	7,590
Tenable Holdings, Inc.(2)	517	20,478
Workday, Inc., Class A(2)	280	65,478
Zscaler, Inc.(2)	698	126,191
		3,128,227
Specialized REITs — 0.7%
Big Yellow Group PLC	2,971	46,075
CubeSmart	2,000	95,680
Digital Core REIT Management Pte. Ltd.	42,100	26,151
Digital Realty Trust, Inc.	1,475	262,889
Equinix, Inc.	490	444,959
Extra Space Storage, Inc.	203	33,150
Iron Mountain, Inc.	2,171	268,618
Lamar Advertising Co., Class A	725	95,700
National Storage Affiliates Trust	229	9,652

Public Storage	828	272,462
Safehold, Inc.	476	10,129
SBA Communications Corp.	496	113,817
VICI Properties, Inc.	6,988	221,939
		1,901,221
Specialty Retail — 0.2%
Aritzia, Inc.(2)	433	13,942
Boot Barn Holdings, Inc.(2)	160	19,928
Burlington Stores, Inc.(2)	643	159,316
CarMax, Inc.(2)	472	34,163
Foot Locker, Inc.(2)	269	6,238
Home Depot, Inc.	521	205,144
Sanrio Co. Ltd.	700	18,990
TJX Cos., Inc.	1,110	125,463
Tractor Supply Co.	252	66,909
Warby Parker, Inc., Class A(2)	409	6,924
		657,017
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc.	3,858	871,561
HP, Inc.	3,618	128,512
Samsung Electronics Co. Ltd.	2,979	126,491
Super Micro Computer, Inc.(2)	820	23,870
		1,150,434
Textiles, Apparel and Luxury Goods — 0.1%
Asics Corp.	1,200	20,960
Crocs, Inc.(2)	92	9,920
Deckers Outdoor Corp.(2)	233	37,487
Levi Strauss & Co., Class A	390	6,665
On Holding AG, Class A(2)	3,609	171,139
		246,171
Tobacco — 0.1%
British American Tobacco PLC	6,182	216,179
KT&G Corp.	1,130	89,761
		305,940
Trading Companies and Distributors — 0.3%
Applied Industrial Technologies, Inc.	48	11,116
Ashtead Group PLC	1,004	75,107
Beacon Roofing Supply, Inc.(2)	1,435	132,121
Beijer Ref AB(3)	504	7,592
Bunzl PLC	1,752	77,131
Core & Main, Inc., Class A(2)	1,558	68,988
Diploma PLC	316	17,372
Ferguson Enterprises, Inc.	269	52,923
FTAI Aviation Ltd.	62	8,335
H&E Equipment Services, Inc.	500	26,125
Herc Holdings, Inc.	48	10,039
Howden Joinery Group PLC	726	7,899
MonotaRO Co. Ltd.	300	4,526
MSC Industrial Direct Co., Inc., Class A	1,845	145,884
Rexel SA	3,214	88,550
Seven Group Holdings Ltd.(3)	569	15,503
SiteOne Landscape Supply, Inc.(2)	201	28,088
United Rentals, Inc.	48	39,014
		816,313

Transportation Infrastructure — 0.0%
Flughafen Zurich AG		68	16,031
SATS Ltd.		8,300	24,624
			40,655
TOTAL COMMON STOCKS (Cost $35,666,706)			50,062,172
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 5.7%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 5.7%
FHLMC, 6.00%, 2/1/38		41,235	42,882
FHLMC, 4.50%, 10/1/52		2,876,641	2,735,108
FHLMC, 5.50%, 12/1/52		1,370,121	1,361,105
FHLMC, 5.00%, 6/1/53		1,405,913	1,368,643
FNMA, 4.50%, 10/1/52		2,874,816	2,735,066
FNMA, 5.50%, 3/1/54		1,577,711	1,564,891
GNMA, 5.50%, TBA		2,744,000	2,729,095
GNMA, 9.00%, 4/20/25		6	6
GNMA, 7.50%, 2/15/26		1,346	1,348
GNMA, 8.25%, 7/15/26		3,825	3,836
GNMA, 7.00%, 12/15/27		5,291	5,319
GNMA, 6.50%, 3/15/28		3,493	3,528
GNMA, 6.00%, 10/15/28		3,169	3,244
GNMA, 7.00%, 5/15/31		1,573	1,628
GNMA, 6.50%, 10/15/38		189,113	200,583
GNMA, 4.50%, 6/15/41		60,941	59,449
GNMA, 3.50%, 6/20/42		88,511	81,923
UMBS, 4.00%, TBA		3,384,000	3,126,774
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $16,157,765)			16,024,428
SOVEREIGN GOVERNMENTS AND AGENCIES — 5.6%
Australia — 0.2%
Australia Government Bonds, 3.00%, 3/21/47	AUD	505,000	245,679
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	285,000	179,823
			425,502
Austria — 0.1%
Republic of Austria Government Bonds, 0.75%, 10/20/26(6)	EUR	140,000	147,598
Republic of Austria Government Bonds, 4.15%, 3/15/37(6)	EUR	101,000	122,757
			270,355
Belgium — 0.0%
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(6)	EUR	47,000	57,220
Canada — 0.3%
Province of British Columbia, 2.85%, 6/18/25	CAD	684,000	489,586
Province of Quebec, 5.75%, 12/1/36	CAD	325,000	271,190
Province of Quebec, 5.00%, 12/1/41	CAD	33,000	25,936
Province of Quebec, 3.50%, 12/1/48	CAD	102,000	64,943
			851,655
China — 0.6%
China Government Bonds, 3.39%, 3/16/50	CNY	10,340,000	1,737,845
Denmark — 0.0%
Denmark Government Bonds, 0.50%, 11/15/27	DKK	517,000	72,193
Denmark Government Bonds, 4.50%, 11/15/39	DKK	260,000	47,779
			119,972
Finland — 0.6%
Finland Government Bonds, 4.00%, 7/4/25(6)	EUR	173,000	189,747
Finland Government Bonds, 0.125%, 4/15/36(6)	EUR	1,750,000	1,381,702
			1,571,449

France — 0.7%
French Republic Government Bonds OAT, 2.50%, 5/25/30(6)	EUR	1,170,000	1,255,230
French Republic Government Bonds OAT, 0.00%, 11/25/31(6)(7)	EUR	850,000	756,729
			2,011,959
Germany — 0.7%
Bundesrepublik Deutschland Bundesanleihe, 2.30%, 2/15/33	EUR	1,800,000	1,955,569
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/52(7)	EUR	60,000	32,346
			1,987,915
Indonesia — 0.2%
Indonesia Treasury Bonds, 7.00%, 2/15/33	IDR	10,000,000,000	643,820
Italy — 0.5%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	263,000	283,807
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	971,000	1,048,677
			1,332,484
Japan — 0.7%
Japan Government Thirty Year Bonds, 1.40%, 12/20/45	JPY	11,400,000	69,002
Japan Government Thirty Year Bonds, 1.40%, 3/20/53	JPY	242,800,000	1,341,084
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	47,500,000	248,475
Japan Government Thirty Year Bonds, 1.80%, 9/20/53	JPY	35,600,000	215,530
			1,874,091
Malaysia — 0.1%
Malaysia Government Bonds, 3.96%, 9/15/25	MYR	785,000	180,244
Netherlands — 0.0%
Netherlands Government Bonds, 2.75%, 1/15/47(6)	EUR	63,000	68,148
Norway — 0.0%
Norway Government Bonds, 1.75%, 2/17/27(6)	NOK	1,510,000	130,943
Peru — 0.1%
Peru Government International Bonds, 8.75%, 11/21/33		200,000	244,625
South Africa — 0.2%
Republic of South Africa Government Bonds, 10.875%, 3/31/38	ZAR	10,600,000	587,788
Spain — 0.1%
Spain Government Bonds, 1.60%, 4/30/25(6)	EUR	164,000	177,321
Spain Government Bonds, 5.15%, 10/31/44(6)	EUR	30,000	40,003
			217,324
Supranational — 0.1%
European Union, 0.00%, 7/4/31(7)	EUR	400,000	363,487
Thailand — 0.1%
Thailand Government Bonds, 3.85%, 12/12/25	THB	9,350,000	282,276
United Kingdom — 0.3%
U.K. Gilts, 0.125%, 1/30/26	GBP	600,000	737,191
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $17,706,058)			15,696,293
CORPORATE BONDS — 3.6%
Automobiles — 0.0%
BMW Finance NV, 0.875%, 4/3/25	EUR	50,000	53,892
Banks — 1.0%
Avi Funding Co. Ltd., 3.80%, 9/16/25(6)		102,000	101,021
Banco Santander SA, 2.50%, 3/18/25	EUR	200,000	216,818
Bank of America Corp., 2.30%, 7/25/25	GBP	100,000	126,484
Bank of America Corp., VRN, 5.47%, 1/23/35		120,000	121,828
Bank of Nova Scotia, 3.45%, 4/11/25		1,250,000	1,242,699
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	100,000	108,006
Citigroup, Inc., VRN, 6.27%, 11/17/33		20,000	21,306
Citigroup, Inc., VRN, 5.83%, 2/13/35		20,000	20,182
Commerzbank AG, 4.00%, 3/23/26	EUR	220,000	241,424

HSBC Bank PLC, VRN, 5.375%, 11/4/30	GBP	90,000	115,253
ING Groep NV, 2.125%, 1/10/26	EUR	300,000	323,793
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29		3,000	2,921
Lloyds Bank PLC, 7.625%, 4/22/25	GBP	80,000	104,264
Wells Fargo & Co., VRN, 5.39%, 4/24/34		40,000	40,286
			2,786,285
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36		180,000	173,551
Chemicals — 0.0%
MEGlobal BV, 4.25%, 11/3/26(6)		34,000	33,353
Commercial Services and Supplies — 0.0%
Waste Connections, Inc., 2.95%, 1/15/52		112,000	73,174
Diversified Consumer Services — 0.0%
Duke University, 3.30%, 10/1/46		60,000	45,455
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 2.60%, 12/17/29	EUR	100,000	105,842
AT&T, Inc., 3.50%, 9/15/53		70,000	48,823
Sprint Capital Corp., 6.875%, 11/15/28		89,000	95,530
			250,195
Electric Utilities — 0.2%
Duke Energy Carolinas LLC, 3.20%, 8/15/49		190,000	131,839
Duke Energy Progress LLC, 4.15%, 12/1/44		89,000	74,609
Indianapolis Power & Light Co., 5.70%, 4/1/54(6)		67,000	68,369
MidAmerican Energy Co., 5.85%, 9/15/54		30,000	31,810
Northern States Power Co., 3.20%, 4/1/52		120,000	84,304
Northern States Power Co., 5.10%, 5/15/53		80,000	77,237
			468,168
Financial Services — 1.1%
Gulf Gate Apartments LLC, VRN, 4.78%, (Acquired 9/29/03 - 11/10/03, Cost $3,000,000), 9/1/28(8)		3,000,000	3,000,000
Ground Transportation — 0.0%
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		16,000	14,363
Burlington Northern Santa Fe LLC, 5.50%, 3/15/55		75,000	76,753
			91,116
Health Care Providers and Services — 0.2%
DaVita, Inc., 4.625%, 6/1/30(6)		370,000	340,860
Kaiser Foundation Hospitals, 3.00%, 6/1/51		130,000	88,715
			429,575
Hotels, Restaurants and Leisure — 0.0%
MGM Resorts International, 4.625%, 9/1/26		8,000	7,934
Household Durables — 0.0%
Meritage Homes Corp., 5.125%, 6/6/27		40,000	40,030
Industrial Conglomerates — 0.1%
Honeywell International, Inc., 5.25%, 3/1/54		140,000	139,914
Insurance — 0.1%
AXA SA, VRN, 3.375%, 7/6/47	EUR	200,000	217,317
Metals and Mining — 0.0%
Minera Mexico SA de CV, 4.50%, 1/26/50(6)		158,000	122,953
Multi-Utilities — 0.0%
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	64,106
Oil, Gas and Consumable Fuels — 0.2%
Antero Resources Corp., 7.625%, 2/1/29(6)		75,000	76,967
BP Capital Markets America, Inc., 3.06%, 6/17/41		130,000	96,296
Energy Transfer LP, 5.75%, 4/1/25		25,000	24,983
Expand Energy Corp., 5.70%, 1/23/25		5,000	4,996
MEG Energy Corp., 5.875%, 2/1/29(6)		100,000	98,125

Petroleos Mexicanos, 5.35%, 2/12/28	365,000	340,228
		641,595
Passenger Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(6)	267,661	267,053
Software — 0.0%
Oracle Corp., 3.60%, 4/1/40	95,000	75,707
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc., 2.75%, 1/13/25	1,000,000	996,039
TOTAL CORPORATE BONDS (Cost $10,438,927)		9,977,412
COLLATERALIZED LOAN OBLIGATIONS — 1.3%
ARES Loan Funding III Ltd., Series 2022-ALF3A, Class A1R, VRN, 5.90%, (3-month SOFR plus 1.27%), 7/25/36(6)	600,000	601,413
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 6.67%, (3-month SOFR plus 2.01%), 4/15/30(6)	250,000	250,556
Bryant Park Funding Ltd., Series 2021-17A, Class B1, VRN, 7.56%, (3-month SOFR plus 2.94%), 1/20/35(6)	325,000	325,016
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class CR4, VRN, 6.73%, (3-month SOFR plus 2.10%), 4/22/32(6)	750,000	753,681
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 6.66%, (3-month SOFR plus 2.01%), 4/17/30(6)	750,000	750,492
Eaton Vance CLO Ltd., Series 2015-1A, Class CR, VRN, 6.78%, (3-month SOFR plus 2.16%), 1/20/30(6)	250,000	250,516
KKR CLO 18 Ltd., Series 2018, Class CR, VRN, 6.99%, (3-month SOFR plus 2.36%), 7/18/30(6)	250,000	250,666
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 6.99%, (3-month SOFR plus 2.36%), 1/25/32(6)	350,000	350,598
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $3,517,377)		3,532,938
MUNICIPAL SECURITIES — 0.4%
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	9,000	10,367
New York City GO, 6.27%, 12/1/37	40,000	43,052
North Dakota Housing Finance Agency Rev., VRDN, 4.86%, 11/7/24 (SBBPA: Royal Bank of Canada)	750,000	750,000
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	48,266
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	125,000	85,190
State of California GO, 4.60%, 4/1/38	40,000	38,404
State of California GO, 7.60%, 11/1/40	65,000	79,513
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	30,000	30,462
TOTAL MUNICIPAL SECURITIES (Cost $1,127,419)		1,085,254
ASSET-BACKED SECURITIES — 0.4%
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(6)	230,192	209,706
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(6)	400,000	388,296
Lunar Aircraft Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(6)	332,248	320,262
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(6)	174,502	159,492
TOTAL ASSET-BACKED SECURITIES (Cost $1,140,344)		1,077,756
PREFERRED STOCKS — 0.4%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%	300,000	304,110
Insurance — 0.2%
Allianz SE, 2.625%	200,000	182,470
Intesa Sanpaolo Vita SpA, 4.75%	200,000	217,716
		400,186
Oil, Gas and Consumable Fuels — 0.1%
Eni SpA, 3.375%	300,000	314,130
TOTAL PREFERRED STOCKS (Cost $1,310,996)		1,018,426
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Private Sponsor Collateralized Mortgage Obligations — 0.2%
COLT Mortgage Loan Trust, Series 2021-3, Class M1, VRN, 2.30%, 9/27/66(6)	700,000	460,155
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.71%, 10/25/29(6)	25,049	24,297

SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(6)	10,728	9,485
		493,937
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FNMA, Series 2024-R01, Class 1M1, VRN, 5.91%, (30-day average SOFR plus 1.05%), 1/25/44(6)	240,430	240,556
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $976,230)		734,493
EXCHANGE-TRADED FUNDS — 0.1%
iShares Core S&P 500 ETF	287	163,946
iShares MSCI EAFE Small-Cap ETF	14	888
TOTAL EXCHANGE-TRADED FUNDS (Cost $163,881)		164,834
SHORT-TERM INVESTMENTS — 9.6%
Certificates of Deposit — 1.1%
Wells Fargo Bank NA, 5.40%, 3/11/25(6)	3,000,000	3,009,064
Commercial Paper(9) — 4.3%
Banco Santander SA, 5.58%, 1/7/25(6)	1,000,000	991,142
Bank of Montreal, VRN, 5.11%, 5/30/25(6)	2,500,000	2,501,580
Chariot Funding LLC, VRN, 5.09%, 3/17/25 (LOC: JP Morgan Chase Bank)(6)	500,000	500,130
Ionic Funding LLC, 4.96%, 2/5/25(6)	200,000	197,477
JP Morgan Securities LLC, VRN, 5.08%, 6/30/25(6)	750,000	749,925
Longship Funding LLC, 4.96%, 11/1/24 (LOC: Nordea Bank Abp)(6)	1,900,000	1,899,746
Mainbeach Funding LLC, 4.97%, 11/1/24 (LOC: Deutsche Bank AG)(6)	2,765,000	2,764,626
Natixis SA, 5.02%, 2/27/25(6)	1,500,000	1,477,212
Washington Morgan Capital Co. LLC, 5.60%, 11/22/24 (LOC: Goldman Sachs & Co.)(6)	1,000,000	997,046
		12,078,884
Money Market Funds — 4.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	10,519,659	10,519,659
State Street Navigator Securities Lending Government Money Market Portfolio(10)	1,045,847	1,045,847
		11,565,506
TOTAL SHORT-TERM INVESTMENTS (Cost $26,640,631)		26,653,454
TOTAL INVESTMENT SECURITIES — 102.5% (Cost $255,053,773)		285,739,047
OTHER ASSETS AND LIABILITIES — (2.5)%		(6,861,643)
TOTAL NET ASSETS — 100.0%		$278,877,404

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	462,273	AUD	688,278	Morgan Stanley	12/18/24	$9,123
BRL	1,495,788	USD	263,774	UBS AG	12/18/24	(6,333)
CAD	2,480,637	USD	1,785,672	Citibank N.A.	12/18/24	(1,241)
CAD	1,107,873	USD	797,462	Citibank N.A.	12/18/24	(520)
CAD	1,723	USD	1,274	Bank of America N.A.	12/20/24	(34)
CAD	1,813	USD	1,343	Bank of America N.A.	12/20/24	(39)
CAD	1,669	USD	1,240	Bank of America N.A.	12/20/24	(39)
CAD	2,092	USD	1,556	Bank of America N.A.	12/20/24	(51)
CAD	1,469	USD	1,089	Bank of America N.A.	12/20/24	(33)
CAD	19,564	USD	14,492	Bank of America N.A.	12/20/24	(417)
CAD	5,731	USD	4,245	Bank of America N.A.	12/20/24	(122)
CAD	1,906	USD	1,415	Bank of America N.A.	12/20/24	(44)
CAD	3,269	USD	2,412	Bank of America N.A.	12/20/24	(60)
CAD	1,505	USD	1,110	Bank of America N.A.	12/20/24	(28)
CAD	2,351	USD	1,713	Bank of America N.A.	12/20/24	(22)
CAD	4,731	USD	3,425	Bank of America N.A.	12/20/24	(21)
USD	3,516,174	CAD	4,769,683	JPMorgan Chase Bank N.A.	12/18/24	85,131

USD	49,732	CAD	67,461	Bank of America N.A.	12/20/24	1,200
USD	84,025	CAD	113,192	Bank of America N.A.	12/20/24	2,595
USD	46,078	CAD	62,072	Bank of America N.A.	12/20/24	1,423
USD	3,030	CAD	4,128	Bank of America N.A.	12/20/24	60
USD	1,100	CAD	1,498	Bank of America N.A.	12/20/24	22
USD	2,446	CAD	3,349	Bank of America N.A.	12/20/24	37
USD	3,792	CAD	5,209	Bank of America N.A.	12/20/24	45
USD	1,327	CAD	1,828	Bank of America N.A.	12/20/24	13
USD	1,117	CAD	1,549	Bank of America N.A.	12/20/24	3
CLP	54,463,109	USD	57,377	Goldman Sachs & Co.	12/18/24	(746)
USD	1,464,053	CNY	10,317,661	JPMorgan Chase Bank N.A.	12/18/24	5,948
COP	570,252,380	USD	131,225	JPMorgan Chase Bank N.A.	12/18/24	(3,113)
CZK	4,162,096	USD	183,368	Citibank N.A.	12/18/24	(4,366)
DKK	71,884	USD	10,790	Morgan Stanley	12/20/24	(282)
DKK	11,006	USD	1,594	Morgan Stanley	12/20/24	15
DKK	17,158	USD	2,492	Morgan Stanley	12/20/24	16
USD	78,324	DKK	521,428	Morgan Stanley	12/20/24	2,103
USD	1,986	DKK	13,546	Morgan Stanley	12/20/24	6
EUR	18,479	USD	20,017	JPMorgan Chase Bank N.A.	12/18/24	121
EUR	2,529	USD	2,744	Bank of America N.A.	12/20/24	12
EUR	9,162	USD	9,984	Goldman Sachs & Co.	12/20/24	2
EUR	17,735	USD	19,292	Goldman Sachs & Co.	12/20/24	37
EUR	1,331	USD	1,475	JPMorgan Chase Bank N.A.	12/20/24	(24)
EUR	13,750	USD	15,240	JPMorgan Chase Bank N.A.	12/20/24	(254)
EUR	13,293	USD	14,614	JPMorgan Chase Bank N.A.	12/20/24	(126)
EUR	2,256	USD	2,453	UBS AG	12/20/24	5
USD	10,731,648	EUR	9,646,729	JPMorgan Chase Bank N.A.	12/18/24	218,805
USD	10,544	EUR	9,442	Citibank N.A.	12/20/24	253
USD	160,107	EUR	143,378	Citibank N.A.	12/20/24	3,842
USD	10,537	EUR	9,443	Goldman Sachs & Co.	12/20/24	245
USD	11,717	EUR	10,464	Goldman Sachs & Co.	12/20/24	313
USD	2,053	EUR	1,834	Goldman Sachs & Co.	12/20/24	54
USD	159,993	EUR	143,378	Goldman Sachs & Co.	12/20/24	3,727
USD	10,543	EUR	9,442	JPMorgan Chase Bank N.A.	12/20/24	252
USD	6,857	EUR	6,119	JPMorgan Chase Bank N.A.	12/20/24	188
USD	2,082	EUR	1,901	JPMorgan Chase Bank N.A.	12/20/24	11
USD	160,095	EUR	143,378	JPMorgan Chase Bank N.A.	12/20/24	3,830
USD	10,535	EUR	9,442	UBS AG	12/20/24	244
USD	1,979	EUR	1,812	UBS AG	12/20/24	5
USD	2,455	EUR	2,263	UBS AG	12/20/24	(12)
USD	159,963	EUR	143,378	UBS AG	12/20/24	3,697
USD	18,440	EUR	16,502	UBS AG	12/20/24	455
GBP	3,432	USD	4,594	Bank of America N.A.	12/20/24	(170)
GBP	10,126	USD	13,550	Bank of America N.A.	12/20/24	(495)
GBP	4,521	USD	5,994	Bank of America N.A.	12/20/24	(165)
GBP	4,227	USD	5,527	Bank of America N.A.	12/20/24	(77)
USD	1,077,203	GBP	820,210	Bank of America N.A.	12/18/24	19,672
USD	96,842	GBP	72,677	Bank of America N.A.	12/20/24	3,137
USD	3,860	GBP	2,968	Bank of America N.A.	12/20/24	33
USD	96,871	GBP	72,677	Goldman Sachs & Co.	12/20/24	3,166
HUF	33,486,941	USD	92,754	Morgan Stanley	12/18/24	(3,721)
IDR	4,963,102,267	USD	319,643	Bank of America N.A.	12/18/24	(4,172)
USD	713,638	IDR	11,093,498,852	Citibank N.A.	12/18/24	8,498
INR	9,341,213	USD	111,041	UBS AG	12/18/24	(134)
USD	2,091,134	JPY	290,909,728	Morgan Stanley	12/18/24	165,507

MXN	6,422,561	USD	314,777	Morgan Stanley	12/18/24	3,789
MYR	582,100	USD	134,372	Goldman Sachs & Co.	12/18/24	(1,250)
USD	138,372	NOK	1,473,799	Goldman Sachs & Co.	12/18/24	4,362
PLN	981,219	USD	251,840	Morgan Stanley	12/18/24	(7,060)
RON	566,509	USD	125,430	Citibank N.A.	12/18/24	(1,698)
TRY	1,698,853	USD	44,745	Citibank N.A.	12/18/24	2,664
USD	585,508	ZAR	10,431,531	Morgan Stanley	12/18/24	(3,963)
ZAR	4,969,038	USD	274,661	Morgan Stanley	12/18/24	6,132
						$519,966

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	18	December 2024	$2,313,318	$(9,427)
Euro-OAT 10-Year Bonds	4	December 2024	542,395	(9,317)
U.K. Gilt 10-Year Bonds	16	December 2024	1,940,159	(94,927)
U.S. Treasury Long Bonds	5	December 2024	589,844	1,928
U.S. Treasury 2-Year Notes	54	December 2024	11,121,047	(72,926)
U.S. Treasury 5-Year Notes	33	December 2024	3,538,734	3,029
			$20,045,497	$(181,640)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bund 10-Year Bonds	4	December 2024	$573,461	$10,393
U.S. Treasury 10-Year Notes	17	December 2024	1,877,969	6,826
U.S. Treasury 10-Year Ultra Notes	8	December 2024	910,000	15,344
U.S. Treasury Ultra Bonds	13	December 2024	1,633,125	51,800
			$4,994,555	$84,363
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date		Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit iTraxx Europe Crossover Index Series 41	Sell	5.00%	6/20/29	EUR	340,000	$24,450	$11,307	$35,757
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CLP	–	Chilean Peso
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CZK	–	Czech Koruna
DKK	–	Danish Krone
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
JPY	–	Japanese Yen
LOC	–	Letter of Credit
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
PLN	–	Polish Zloty
RON	–	Romanian New Leu
SBBPA	–	Standby Bond Purchase Agreement
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
THB	–	Thai Baht
TRY	–	Turkish Lira
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	–	South African Rand
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,193,526. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $689,846.
(5)Security may be subject to resale, redemption or transferability restrictions.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $25,869,234, which represented 9.3% of total net assets.
(7)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(8)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,000,000, which represented 1.1% of total net assets.
(9)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(10)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,242,499, which includes securities collateral of $196,652.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$106,297,452	—	—
U.S. Treasury Securities	—	$53,414,135	—
Common Stocks	38,071,753	11,990,419	—
U.S. Government Agency Mortgage-Backed Securities	—	16,024,428	—
Sovereign Governments and Agencies	—	15,696,293	—
Corporate Bonds	—	9,977,412	—
Collateralized Loan Obligations	—	3,532,938	—
Municipal Securities	—	1,085,254	—
Asset-Backed Securities	—	1,077,756	—
Preferred Stocks	—	1,018,426	—
Collateralized Mortgage Obligations	—	734,493	—
Exchange-Traded Funds	164,834	—	—
Short-Term Investments	11,565,506	15,087,948	—
	$156,099,545	$129,639,502	—
Other Financial Instruments
Futures Contracts	$78,927	$10,393	—
Swap Agreements	—	35,757	—
Forward Foreign Currency Exchange Contracts	—	560,798	—
	$78,927	$606,948	—
Liabilities
Other Financial Instruments
Futures Contracts	$72,926	$113,671	—
Forward Foreign Currency Exchange Contracts	—	40,832	—
	$72,926	$154,503	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended October 31, 2024 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$18,307	—	—	$(118)	$18,189	389	—	$227
American Century Focused Dynamic Growth ETF(3)	5,977	—	$817	(24)	5,136	55	$371	—
American Century Focused Large Cap Value ETF	5,765	—	629	(71)	5,065	73	295	16
American Century Multisector Income ETF	16,562	—	—	(87)	16,475	378	—	265
American Century Quality Diversified International ETF	8,882	—	978	(252)	7,652	154	241	—
American Century Short Duration Strategic Income ETF	1,634	—	—	(2)	1,632	32	—	24
American Century U.S. Quality Growth ETF	15,553	$449	2,642	121	13,481	147	857	12
American Century U.S. Quality Value ETF	18,422	170	3,063	(103)	15,426	254	671	60
Avantis International Equity ETF(4)	4,169	2,739	77	(118)	6,713	105	18	—
Avantis International Small Cap Value ETF	1,689	—	147	(60)	1,482	22	43	—
Avantis U.S. Equity ETF	14,198	—	1,257	(140)	12,801	135	411	45
Avantis U.S. Small Cap Value ETF	3,347	—	450	(652)	2,245	24	493	9
American Century Emerging Markets Bond ETF	6,061	—	7,025	964	—	—	(897)	71
	$120,566	$3,358	$17,085	$(542)	$106,297	1,768	$2,503	$729
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Security, or a portion thereof, is on loan.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.